Share capital and reserves - Ordinary Shares Narrative (Details) $ / shares in Units, € in Millions, $ in Millions							1 Months Ended					12 Months Ended
	Jun. 17, 2020 shares $ / shares	Mar. 13, 2020 USD ($)	Jun. 19, 2019 shares $ / shares	Mar. 22, 2019 EUR (€)	Mar. 22, 2019 USD ($) $ / shares shares	Jun. 14, 2018 shares $ / shares	Aug. 31, 2020 EUR (€) shares	Aug. 31, 2020 USD ($) shares	May 31, 2020 shares	Jul. 31, 2019 shares	Jun. 30, 2018 shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Aug. 01, 2020 $ / shares	Jun. 19, 2017 $ / shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of Ordinary Shares												€ 0.6		€ 354.1	€ 0.1
Share repurchase programme | $		$ 300.0						$ 500.0
Payments to acquire or redeem entity's shares												608.6
Share based payment charge												€ 9.0		€ 14.9	€ 13.0
Restricted Shares
Disclosure of classes of share capital [line items]
Number of equity instruments exercised (in shares) | shares												1,953,386	1,953,386
Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares	$ 21.78		$ 20.74			$ 17.94											$ 14.38
Number of equity instruments exercised (in shares) | shares	34,447		44,272			53,498			49,196	2,460	9,375	49,196	49,196	56,250
Share based payment charge												€ 0.6
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares					20,000,000
Share price (in dollars per share) | $ / shares					$ 20.00								$ 21.04			$ 25.50
Proceeds from issuance of Ordinary Shares				€ 353.6	$ 400.0
Costs related to transactions				€ 11.1			€ 1.9					€ 0.2
Number of shares repurchased (in shares) | shares							18,061,952	18,061,952				11,913,682	11,913,682
Payments to acquire or redeem entity's shares							€ 389.3	$ 460.6				€ 217.4	$ 250.9